Components and Related Changes in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Adjustments from foreign currency translation:
Balance at beginning of year	¥ (977,488)		¥ (1,068,585)		¥ (591,269)
Adjustments for the year	(290,745)		91,097		(477,316)
Balance at end of year	(1,268,233)		(977,488)		(1,068,585)
Net unrealized gains on available-for-sale securities:
Balance at beginning of year	29,724		6,617		31,680
Reclassification adjustments for losses (gains) realized in net income	70		353		17,372
Increase (decrease) in net unrealized gains on available-for-sale securities	505		22,754		(42,435)
Balance at end of year	30,299		29,724		6,617
Net unrealized gains (losses) on derivative instruments:
Balance at beginning of year	(324)				460
Reclassification adjustments for losses (gains) realized in net income	(646)		194		(412)
Increase (decrease) in net unrealized gains on derivative instruments	814		(518)		(48)
Balance at end of year	(156)		(324)
Pension and other postretirement benefits adjustment*
Balance at beginning of year	(260,074)		(260,860)		(223,069)
Amortization of unrealized (gain) loss on pension and other postretirement benefits	7,739	[1]	7,581	[1]	8,958	[1]
(Increase) decrease in net unrealized losses on pension and other postretirement benefits	(4,955)	[1]	(6,795)	[1]	(46,749)	[1]
Balance at end of year	(257,290)		(260,074)		(260,860)
Total accumulated other comprehensive income (loss):
Balance at beginning of year	(1,208,162)		(1,322,828)		(782,198)
Adjustments for the year	(287,218)		114,666		(540,630)
Balance at end of year	¥ (1,495,380)		¥ (1,208,162)		¥ (1,322,828)

[1]	The primary components of other comprehensive income (loss) for Pension and other postretirement benefits adjustment are actuarial gains or losses and prior service benefits or costs (see note 13).